Warrants liability (Tables)	6 Months Ended
Dec. 31, 2023
Warrants liability
Schedule of warrants liability

	December 31,	June 30,
	2023	2023

	(In thousands of US Dollars)
Warrants liability	2,767	—
	2,767	—